Shareholder Report, Average Annual Return (Details) 195025_Edgar Lomax Value Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Edgar Lomax Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Edgar Lomax Value Fund
Average Annual Return, Percent	10.91%	14.30%	9.78%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	14.64%
S&P 500 Value (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Value (TR)
Average Annual Return, Percent	9.35%	16.06%	11.37%